Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Information Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Detail) - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2021		Oct. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		$ 5,518
Ending Balance		2,556		$ 5,518
Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		2,720	[1]	729
Gains / (losses) recognized in OCI		(1,883)		2,054
Amount reclassified to net income as the hedged item affects net income		(563)		(63)
Ending Balance	[1]	274		2,720
Active hedges		(1,225)		1,550
Discontinued hedges		1,499		1,170
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		3,529	[1]	1,156
Gains / (losses) recognized in OCI		(2,462)		2,512
Amount reclassified to net income as the hedged item affects net income		(489)		(139)
Ending Balance	[1]	578		3,529
Active hedges		(921)		2,359
Discontinued hedges		1,499		1,170
Cash flow hedges [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(759)	[1]	(444)
Gains / (losses) recognized in OCI		266		(350)
Amount reclassified to net income as the hedged item affects net income		10		35
Ending Balance	[1]	(483)		(759)
Active hedges		(483)		(759)
Cash flow hedges [member] | Equity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(50)	[1]	17
Gains / (losses) recognized in OCI		313		(108)
Amount reclassified to net income as the hedged item affects net income		(84)		41
Ending Balance	[1]	179		(50)
Active hedges		179		(50)
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(1,939)	[1]	(1,808)
Gains / (losses) recognized in OCI		676		(131)
Ending Balance	[1]	(1,263)		(1,939)
Active hedges		(1,263)		(1,939)
Hedged item [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		781	[1]	(1,079)
Gains / (losses) recognized in OCI		(1,207)		1,923
Amount reclassified to net income as the hedged item affects net income		(563)		(63)
Ending Balance	[1]	(989)		781
Active hedges		(2,488)		(389)
Discontinued hedges		$ 1,499		$ 1,170

[1]	Tax balance related to cash flow hedge accumulated other comprehensive income was $(89) million, and $(741) million as at October 31, 2020.